Summary of Accounting Policy (Policies) - EBP025 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policy [Line Items]
Basis of Accounting [Policy Text Block]	Basis of Accounting The financial statements of the Plan are prepared using the accrual basis of accounting.
Use of Estimates [Policy Text Block]
Use of Estimates
The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition [Policy Text Block]
Investment Valuation and Income Recognition
The Plan is a participant in the Master Trust as described in Note 5. Investments held in the Master Trust are stated at fair value and are allocated to the Plan specifically in relation to the fair value of the assets assigned to the Plan. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Committee determines the Master Trust’s valuation policies utilizing information provided by the trustee. See Note 6 for discussion of fair value measurements.
Purchases and sales of investments in the Master Trust are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. The Master Trust’s net appreciation includes the Master Trust’s gains and losses on investments bought and sold as well as held during the year. See Note 5 for the Plan’s interest in the Master Trust, as well as the Master Trust’s investment income.

Contributions [Policy Text Block]	Contributions Contributions from Plan participants and the Company Matching Contributions, if applicable, are recorded in the year in which the employee’s contributions are withheld from compensation.
Payment of Benefits [Policy Text Block]	Payment of Benefits Benefit payments to participants are recorded upon distribution.
Risks and Uncertainties [Text Block]
Risks and Uncertainties
The Plan provides for various investment securities as investment options. Investment securities are exposed to various risks, such as interest, market, and credit risks. Market risks include global events which could impact the value of investment securities, such as a pandemic, international conflict, trade wars and tariffs. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participant’s account balances and the amounts reported in the Statements of Net Assets Available for Benefits.

Subsequent Events [Policy Text Block]
Subsequent Events
The Plan has evaluated subsequent events from December 31, 2025 through the date these financial statements were issued, and has determined that no material events occurred which require recognition or disclosure in the financial statements.